Significant Accounting Policies - Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Publicly Traded Debt [Member]
Financial Instruments
Carrying Amount	$ 1,620,646	$ 1,630,056	$ 632,423
Fair Value	1,614,739	1,706,487	703,238
Non-Traded Debt [Member]
Financial Instruments
Carrying Amount	4,675	5,798	14,631
Fair Value	$ 4,430	$ 5,600	$ 14,070